Allowance for Credit Losses - Loans by Credit Quality Indicators (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Line Items]
Total	$ 2,000,969	$ 1,951,738			$ 2,000,969		$ 1,887,221	$ 1,745,073
Year to date gross charge-offs
Total	104	17	$ 3,288	$ 69	121	$ 3,357	3,450	242	$ 5,996
Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
Total							1,752,599	1,536,626
Special Mention
Financing Receivable, Allowance for Credit Loss [Line Items]
Total							65,761	114,323
Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
Total							68,861	94,124
Doubtful
Financing Receivable, Allowance for Credit Loss [Line Items]
Total							0	0
Loss
Financing Receivable, Allowance for Credit Loss [Line Items]
Total							0	0
Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	109,677	51,800			109,677
2022	284,407	283,500			284,407
2021	217,324	216,449			217,324
2020	24,134	24,431			24,134
2019	84,288	88,885			84,288
Prior	474,035	484,836			474,035
Revolving Loans	4,975	4,309			4,975
Total	1,198,840	1,154,210			1,198,840		1,109,315	1,031,641
Year to date gross charge-offs
2023		0			0
2022		0			0
2021		0			0
2020		0			0
2019		0			0
Prior		0			0
Revolving Loans		0			0
Total	0	0	3,261	21	0	3,282	3,282	127	0
Commercial real estate | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	109,677	51,800			109,677
2022	268,807	282,900			268,807
2021	170,100	214,098			170,100
2020	15,736	15,998			15,736
2019	75,506	76,014			75,506
Prior	422,563	403,273			422,563
Revolving Loans	4,975	4,309			4,975
Total	1,067,364	1,048,392			1,067,364		1,011,025	868,787
Commercial real estate | Special Mention
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	0	0			0
2022	15,000	0			15,000
2021	44,873	0			44,873
2020	8,398	8,433			8,398
2019	1,266	5,302			1,266
Prior	2,306	40,929			2,306
Revolving Loans	0	0			0
Total	71,843	54,664			71,843		62,907	75,397
Commercial real estate | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	0	0			0
2022	600	600			600
2021	2,351	2,351			2,351
2020	0	0			0
2019	7,516	7,569			7,516
Prior	49,166	40,634			49,166
Revolving Loans	0	0			0
Total	59,633	51,154			59,633		35,383	87,457
Commercial real estate | Doubtful
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	0	0			0
2022	0	0			0
2021	0	0			0
2020	0	0			0
2019	0	0			0
Prior	0	0			0
Revolving Loans	0	0			0
Total	0	0			0		0	0
Commercial real estate | Loss
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	0	0			0
2022	0	0			0
2021	0	0			0
2020	0	0			0
2019	0	0			0
Prior	0	0			0
Revolving Loans	0	0			0
Total	0	0			0		0	0
Owner-occupied commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	2,569	823			2,569
2022	30,300	30,332			30,300
2021	9,622	9,857			9,622
2020	15,225	15,463			15,225
2019	13,021	13,686			13,021
Prior	49,194	53,111			49,194
Revolving Loans	4,535	2,385			4,535
Total	124,466	125,657			124,466		127,114	125,613
Year to date gross charge-offs
2023		0			0
2022		0			0
2021		0			0
2020		0			0
2019		0			0
Prior		0			0
Revolving Loans		0			0
Total	0	0	0	0	0	0	0	0	0
Owner-occupied commercial real estate | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	2,569	823			2,569
2022	29,761	30,039			29,761
2021	9,622	9,857			9,622
2020	15,225	15,463			15,225
2019	13,021	13,686			13,021
Prior	44,538	49,753			44,538
Revolving Loans	4,535	2,385			4,535
Total	119,271	122,006			119,271		121,621	122,065
Owner-occupied commercial real estate | Special Mention
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	0	0			0
2022	0	0			0
2021	0	0			0
2020	0	0			0
2019	0	0			0
Prior	0	1,947			0
Revolving Loans	0	0			0
Total	0	1,947			0		1,963	2,149
Owner-occupied commercial real estate | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	0	0			0
2022	539	293			539
2021	0	0			0
2020	0	0			0
2019	0	0			0
Prior	4,656	1,411			4,656
Revolving Loans	0	0			0
Total	5,195	1,704			5,195		3,530	1,399
Owner-occupied commercial real estate | Doubtful
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	0	0			0
2022	0	0			0
2021	0	0			0
2020	0	0			0
2019	0	0			0
Prior	0	0			0
Revolving Loans	0	0			0
Total	0	0			0		0	0
Owner-occupied commercial real estate | Loss
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	0	0			0
2022	0	0			0
2021	0	0			0
2020	0	0			0
2019	0	0			0
Prior	0	0			0
Revolving Loans	0	0			0
Total	0	0			0		0	0
Acquisition, construction & development
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	2,941	1,275			2,941
2022	26,843	28,498			26,843
2021	14,504	10,995			14,504
2020	0	0			0
2019	779	10,067			779
Prior	46,053	47,691			46,053
Revolving Loans	1,610	1,360			1,610
Total	92,730	99,886			92,730		94,450	109,518
Year to date gross charge-offs
2023		0			0
2022		0			0
2021		0			0
2020		0			0
2019		0			0
Prior		0			0
Revolving Loans		0			0
Total	0	0	0	0	0	0	0	0	0
Acquisition, construction & development | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	2,941	1,275			2,941
2022	26,843	28,498			26,843
2021	14,504	10,995			14,504
2020	0	0			0
2019	0	9,260			0
Prior	23,960	1,398			23,960
Revolving Loans	1,610	1,360			1,610
Total	69,858	52,786			69,858		68,220	72,895
Acquisition, construction & development | Special Mention
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	0	0			0
2022	0	0			0
2021	0	0			0
2020	0	0			0
2019	779	807			779
Prior	0	22,093			0
Revolving Loans	0	0			0
Total	779	22,900			779		836	36,623
Acquisition, construction & development | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	0	0			0
2022	0	0			0
2021	0	0			0
2020	0	0			0
2019	0	0			0
Prior	22,093	24,200			22,093
Revolving Loans	0	0			0
Total	22,093	24,200			22,093		25,394	0
Acquisition, construction & development | Doubtful
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	0	0			0
2022	0	0			0
2021	0	0			0
2020	0	0			0
2019	0	0			0
Prior	0	0			0
Revolving Loans	0	0			0
Total	0	0			0		0	0
Acquisition, construction & development | Loss
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	0	0			0
2022	0	0			0
2021	0	0			0
2020	0	0			0
2019	0	0			0
Prior	0	0			0
Revolving Loans	0	0			0
Total	0	0			0		0	0
Commercial & industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	19,732	7,877			19,732
2022	17,575	18,402			17,575
2021	8,041	8,943			8,041
2020	523	603			523
2019	41	55			41
Prior	1,595	1,769			1,595
Revolving Loans	11,635	12,452			11,635
Total	59,142	50,101			59,142		53,514	58,818
Year to date gross charge-offs
2023		0			0
2022		0			0
2021		0			0
2020		0			29
2019		0			0
Prior		0			0
Revolving Loans		0			0
Total	29	0	0	20	29	20	20	0	5,858
Commercial & industrial | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	19,732	7,877			19,732
2022	17,575	18,402			17,575
2021	8,041	8,943			8,041
2020	523	603			523
2019	41	55			41
Prior	1,595	1,769			1,595
Revolving Loans	11,635	12,452			11,635
Total	59,142	50,101			59,142		53,273	58,763
Commercial & industrial | Special Mention
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	0	0			0
2022	0	0			0
2021	0	0			0
2020	0	0			0
2019	0	0			0
Prior	0	0			0
Revolving Loans	0	0			0
Total	0	0			0		0	55
Commercial & industrial | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	0	0			0
2022	0	0			0
2021	0	0			0
2020	0	0			0
2019	0	0			0
Prior	0	0			0
Revolving Loans	0	0			0
Total	0	0			0		241	0
Commercial & industrial | Doubtful
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	0	0			0
2022	0	0			0
2021	0	0			0
2020	0	0			0
2019	0	0			0
Prior	0	0			0
Revolving Loans	0	0			0
Total	0	0			0		0	0
Commercial & industrial | Loss
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	0	0			0
2022	0	0			0
2021	0	0			0
2020	0	0			0
2019	0	0			0
Prior	0	0			0
Revolving Loans	0	0			0
Total	0	0			0		0	0
Single family residential (1-4 units)
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	55,068	32,061			55,068
2022	130,556	129,294			130,556
2021	62,272	62,952			62,272
2020	32,897	33,544			32,897
2019	41,566	42,540			41,566
Prior	149,501	155,933			149,501
Revolving Loans	51,084	62,451			51,084
Total	522,944	518,775			522,944		499,362	415,594
Year to date gross charge-offs
2023		0			0
2022		0			0
2021		0			0
2020		0			0
2019		0			0
Prior		0			0
Revolving Loans		0			0
Total	0	0	0	0	0	0	0	16	44
Single family residential (1-4 units) | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	55,068	32,061			55,068
2022	130,556	129,294			130,556
2021	61,981	62,952			61,981
2020	32,645	33,281			32,645
2019	41,566	42,540			41,566
Prior	148,187	154,070			148,187
Revolving Loans	51,084	62,451			51,084
Total	521,087	516,649			521,087		494,994	410,227
Single family residential (1-4 units) | Special Mention
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	0	0			0
2022		0
2021		0
2020		0
2019		0
Prior		0
Revolving Loans		0
Total	0	0			0		55	99
Single family residential (1-4 units) | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	0	0			0
2022	0	0			0
2021	291	0			291
2020	252	263			252
2019	0	0			0
Prior	1,314	1,863			1,314
Revolving Loans	0	0			0
Total	1,857	2,126			1,857		4,313	5,268
Single family residential (1-4 units) | Doubtful
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	0	0			0
2022	0	0			0
2021	0	0			0
2020	0	0			0
2019	0	0			0
Prior	0	0			0
Revolving Loans	0	0			0
Total	0	0			0		0	0
Single family residential (1-4 units) | Loss
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	0	0			0
2022	0	0			0
2021	0	0			0
2020	0	0			0
2019	0	0			0
Prior	0	0			0
Revolving Loans	0	0			0
Total	0	0			0		0	0
Consumer non-real estate and other
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	227	376			227
2022	270	310			270
2021	161	183			161
2020	248	322			248
2019	435	460			435
Prior	397	423			397
Revolving Loans	1,109	1,035			1,109
Total	2,847	3,109			2,847		3,466	3,889
Year to date gross charge-offs
2023		0			92
2022		17			0
2021		0			0
2020		0			0
2019		0			0
Prior		0			0
Revolving Loans		0			0
Total	75	17	$ 27	$ 28	92	$ 55	148	99	$ 94
Consumer non-real estate and other | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	227	376			227
2022	270	310			270
2021	161	183			161
2020	248	322			248
2019	435	460			435
Prior	397	423			397
Revolving Loans	1,109	1,035			1,109
Total	2,847	3,109			2,847		3,466	3,889
Consumer non-real estate and other | Special Mention
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	0	0			0
2022	0	0			0
2021	0	0			0
2020	0	0			0
2019	0	0			0
Prior	0	0			0
Revolving Loans	0	0			0
Total	0	0			0		0	0
Consumer non-real estate and other | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	0	0			0
2022	0	0			0
2021	0	0			0
2020	0	0			0
2019	0	0			0
Prior	0	0			0
Revolving Loans	0	0			0
Total	0	0			0		0	0
Consumer non-real estate and other | Doubtful
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	0	0			0
2022	0	0			0
2021	0	0			0
2020	0	0			0
2019	0	0			0
Prior	0	0			0
Revolving Loans	0	0			0
Total	0	0			0		0	0
Consumer non-real estate and other | Loss
Financing Receivable, Allowance for Credit Loss [Line Items]
2023	0	0			0
2022	0	0			0
2021	0	0			0
2020	0	0			0
2019	0	0			0
Prior	0	0			0
Revolving Loans	0	0			0
Total	$ 0	$ 0			$ 0		$ 0	$ 0